Long-term Debt - Summary of Principal Installments of Other Long-Term Debt Payable during the Subsequent Years (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	$ 1,320,380
Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	37,087
1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	349,326
More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	933,967
Unsecured Debenture
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	147,558
Unsecured Debenture | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	147,558
Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	1,080,000
Unsecured Senior Notes | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	150,000
Unsecured Senior Notes | More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	930,000
Conditional Sales Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	92,822
Conditional Sales Contracts | Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	37,087
Conditional Sales Contracts | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	51,768
Conditional Sales Contracts | More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	$ 3,967